Shareholder Report, Line Graph (Details) WE0000000002523A_Dimensional Emerging Markets Value ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 26, 2022	Oct. 31, 2025
Dimensional Emerging Markets Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional Emerging Markets Value ETF – NAV
Accumulated Value	$ 12,018	$ 9,608	$ 8,349	$ 10,000	$ 15,038
MSCI Emerging Markets Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index (net div.)
Accumulated Value	11,443	9,131	8,241	10,000	$ 14,637
MSCI Emerging Markets Value Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Value Index (net div.)
Accumulated Value	$ 11,762	$ 9,595	$ 8,459	$ 10,000	$ 14,648